Cash Flows Received From and Paid to SPE for All Securitization Activities of Which Lease Receivables Had Been Derecognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Economic Assumptions Used In Measuring Of Fair Value Securitized Loans [Line Items]
Servicing fees received	¥ 11
Repurchases of delinquent or ineligible assets	1,606
Transferred lease receivables, net of retained interest	8,811
Repurchases of terminated securitization of assets
Payments by terminating revolving securitization of assets	¥ 1,141